Commitments, Guarantees and Contingent Liabilities - Florida Hurricane Catastrophe Fund and California Earthquake Authority (Details) - California Earthquake Authority - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies
CEA capital balance	$ 5,540.0
Proceeds of revenue bonds	682.0
CEA existing reinsurance layer	8,150.0
Current estimated maximum CEA assessment	1,660.0
CEA capital balance threshold	350.0
CEA capital balance to be restored	350.0
Projected aggregate claim paying capacity	$ 16,020.0
Share of the CEA (as a percent)			10.20%
Maximum possible assessment		$ 168.8